Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

September 30, 2020

VIPFM-60-QTLY-1120
1.856868.113

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 67.5%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,258,567	$9,149,785
Fidelity Contrafund (a)	4,386,612	73,168,692
Fidelity Emerging Asia Fund (a)	335,399	20,851,768
Fidelity Emerging Markets Discovery Fund (a)	1,695,973	23,794,507
Fidelity Emerging Markets Fund (a)	2,668,099	105,256,513
Fidelity Equity-Income Fund (a)	2,277,117	125,833,493
Fidelity Europe Fund (a)	1,123,998	41,565,460
Fidelity Global Commodity Stock Fund (a)	2,354,579	25,688,457
Fidelity Gold Portfolio (a)	3,020,372	98,041,262
Fidelity International Capital Appreciation Fund (a)	3,824,799	96,040,711
Fidelity International Discovery Fund (a)	1,963,233	93,567,702
Fidelity International Enhanced Index Fund (a)	8,676,803	78,004,456
Fidelity International Small Cap Fund (a)	1,759,561	45,062,359
Fidelity International Small Cap Opportunities Fund (a)	2,179,197	46,569,438
Fidelity International Value Fund (a)	8,152,792	58,618,573
Fidelity Japan Fund (a)	4,217,921	74,699,385
Fidelity Japan Smaller Companies Fund (a)	3,974,513	68,123,153
Fidelity Large Cap Value Enhanced Index Fund (a)	4,226,275	51,814,133
Fidelity Low-Priced Stock Fund (a)	3,149,659	135,939,271
Fidelity Overseas Fund (a)	8,010,483	427,839,900
Fidelity Pacific Basin Fund (a)	1,097,462	43,503,394
Fidelity Real Estate Investment Portfolio (a)	217,040	8,217,142
Fidelity Stock Selector All Cap Fund (a)	41,603,699	2,149,247,099
Fidelity U.S. Low Volatility Equity Fund (a)	13,151,528	133,619,525
Fidelity Value Discovery Fund (a)	2,248,162	61,554,671
TOTAL EQUITY FUNDS
(Cost $3,529,379,572)		4,095,770,849

Fixed-Income Funds - 32.2%
Fidelity High Income Fund (a)	8,549,819	71,989,475
Fidelity Inflation-Protected Bond Index Fund (a)	25,466,309	279,620,070
Fidelity New Markets Income Fund (a)	3,645,763	52,170,873
Fidelity U.S. Bond Index Fund (a)	123,652,556	1,550,603,058
TOTAL FIXED-INCOME FUNDS
(Cost $1,761,674,068)		1,954,383,476
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.14% 10/15/20 to 12/24/20 (b)
(Cost $28,115,045)	28,120,000	28,114,771
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,319,168,685)		6,078,269,096
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,368,177)
NET ASSETS - 100%		$6,070,900,919

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	469	Dec. 2020	$43,457,540	$(821,298)	$(821,298)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,298	Dec. 2020	217,544,800	(2,827,992)	(2,827,992)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	129	Dec. 2020	28,364,955	(186,284)	(186,284)
TOTAL FUTURES CONTRACTS					$(3,835,574)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 4.1%

Legend

 (a) Affiliated Fund

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,270,758.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,418
Total	$40,418

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,483,867	$--	$--	$--	$--	$(1,334,082)	$9,149,785
Fidelity Contrafund	101,010,860	3,032,784	47,695,976	709,834	6,430,059	10,390,965	73,168,692
Fidelity Emerging Asia Fund	15,426,199	98,952	287,565	--	17,969	5,596,213	20,851,768
Fidelity Emerging Markets Discovery Fund	24,898,042	165,894	493,071	--	(53,998)	(722,360)	23,794,507
Fidelity Emerging Markets Fund	107,379,783	701,923	12,749,928	--	(720,915)	10,645,650	105,256,513
Fidelity Equity-Income Fund	103,284,890	42,814,570	11,561,916	1,145,063	(1,043,136)	(7,660,915)	125,833,493
Fidelity Europe Fund	48,427,545	4,363,339	10,192,984	--	(1,884,546)	852,106	41,565,460
Fidelity Global Commodity Stock Fund	50,453,752	726,831	15,131,705	--	(6,073,479)	(4,286,942)	25,688,457
Fidelity Gold Portfolio	88,699,305	2,137,052	23,183,602	590,539	6,821,891	23,566,616	98,041,262
Fidelity High Income Fund	--	68,783,132	2,401,191	1,433,515	20,838	5,586,696	71,989,475
Fidelity Inflation-Protected Bond Index Fund	274,974,190	8,536,208	27,492,161	606,243	460,368	23,141,465	279,620,070
Fidelity International Capital Appreciation Fund	31,115,335	53,855,168	2,878,765	--	(18,390)	13,967,363	96,040,711
Fidelity International Discovery Fund	57,317,131	31,765,595	3,238,743	--	(144,636)	7,868,355	93,567,702
Fidelity International Enhanced Index Fund	91,386,612	11,474,070	16,001,333	--	(3,116,130)	(5,738,763)	78,004,456
Fidelity International Small Cap Fund	52,461,360	4,731,616	6,724,182	--	(1,333,689)	(4,072,746)	45,062,359
Fidelity International Small Cap Opportunities Fund	51,011,625	4,722,708	9,500,450	--	86,771	248,784	46,569,438
Fidelity International Value Fund	70,182,558	6,363,144	7,401,814	--	(1,959,906)	(8,565,409)	58,618,573
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01%	29,693,508	335,602	30,032,951	55,988	3,841	--	--
Fidelity Japan Fund	121,163,757	1,694,722	50,898,929	--	3,160,224	(420,389)	74,699,385
Fidelity Japan Smaller Companies Fund	93,342,123	--	23,362,298	--	(4,295,552)	2,438,880	68,123,153
Fidelity Large Cap Value Enhanced Index Fund	30,582,466	28,129,654	4,621,113	--	(507,429)	(1,769,445)	51,814,133
Fidelity Long-Term Treasury Bond Index Fund	58,531,253	1,548,563	71,062,625	771,013	17,307,062	(6,324,253)	--
Fidelity Low-Priced Stock Fund	93,713,561	67,640,100	12,575,236	6,359,277	(1,234,989)	(11,604,165)	135,939,271
Fidelity Mega Cap Stock Fund	154,674,420	1,088,581	128,455,875	--	(39,016,071)	11,708,945	--
Fidelity New Markets Income Fund	55,105,964	2,626,795	2,808,473	1,670,992	(83,387)	(2,670,026)	52,170,873
Fidelity Overseas Fund	435,083,581	44,175,560	57,111,413	--	(5,015,308)	10,707,480	427,839,900
Fidelity Pacific Basin Fund	27,334,913	11,745,889	1,674,884	--	(12,003)	6,109,479	43,503,394
Fidelity Real Estate Investment Portfolio	57,366,688	750,326	36,439,369	269,961	(11,578,168)	(1,882,335)	8,217,142
Fidelity Stock Selector All Cap Fund	2,066,454,563	82,682,510	158,508,022	--	(2,209,620)	160,827,668	2,149,247,099
Fidelity U.S. Bond Index Fund	1,517,341,000	82,078,225	127,901,564	24,959,334	2,973,625	76,111,772	1,550,603,058
Fidelity U.S. Low Volatility Equity Fund	--	128,869,888	5,862,007	40,656	224,419	10,387,225	133,619,525
Fidelity Value Discovery Fund	48,739,032	23,331,538	5,743,071	393,667	(426,411)	(4,346,417)	61,554,671
	$5,967,639,883	$720,970,939	$913,993,216	$39,006,082	$(43,220,696)	$318,757,415	$6,050,154,325

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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